SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2024
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of estimated useful lives

Category	Estimated Useful Lives
Computer and equipment	3 – 4 years
Vehicle and equipment	3 – 6 years
Leasehold improvements	Shorter of lease term or estimated useful life of the asset
Software	3 years
Furniture and fixtures	5 years
Operating lease right-of-use assets	2 – 5 years
Finance lease right-of-use assets	3 – 8 years

Schedule of revenues disaggregated by nature

	Year Ended December 31,
	2022	2023	2024
Engineering solution services	44,959	40,634	27,984
Virtual driver operation services	21,421	23,912	39,431
Sales of products	2,006	7,353	7,610
Total	68,386	71,899	75,025

Schedule of assets and revenue of the Group by geographic area

	As of December 31,
	2022	2023	2024
The PRC	31,360	18,179	28,633
The U.S	3,605	3,660	1,950
Total	34,965	21,839	30,583

	Year ended December 31,
	2022	2023	2024
The PRC and others	57,859	71,578	74,421
The U.S	10,527	321	604
Total	68,386	71,899	75,025